Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11.	SUBSEQUENT EVENTS

Registered Offering Completed August 24, 2026

Subsequent to June 30, 2026, on August 24, 2026, the Company completed a best-efforts registered offering. Actual gross proceeds from the offering totalled $2,008,268, of which $722,107.92 for Pre-Funded Warrants were remitted directly to the Company by investors. Total cash received by the Company from the offering, after deducting placement agent fees and expenses and legal fees, was $1,792,772. This amount has not been reduced for accounting, SEC, FINRA, or other offering-related expenses, other than the aforementioned fees, which were separate obligations of the Company. In connection with the closing, the Company issued 279,600 Class A Ordinary Shares, 437,957 Common Warrants and 158,357 Pre-Funded Warrants. The cash received from the offering is designated for working capital and general corporate purposes.

The closing date occurred after the June 30, 2026 reporting date. No assets, liabilities or equity related to this transaction have been recognised in the accompanying unaudited condensed consolidated financial statements. This transaction constitutes a non-adjusting subsequent event under U.S. GAAP.

Definitive Share Purchase Agreement for Proposed Acquisition of Xihang Technology Limited

Subsequent to June 30, 2026, on August 4, 2026, the Company entered into a share purchase agreement to acquire 100% of the issued and outstanding equity interests of Xihang Technology Limited (“Xihang”), a private Hong-Kong-incorporated entity. Under the terms of the share purchase agreement, the total purchase consideration for the acquisition is US$200,000. The acquisition of Xihang Technology Limited closed on August 11, 2026. Since the closing date occurred subsequent to June 30, 2026, no assets, liabilities or results of operations of Xihang have been recognized in these June 30, 2026 unaudited condensed consolidated financial statements. This acquisition constitutes a non-adjusting subsequent event under U.S. GAAP.